General	12 Months Ended
Dec. 31, 2024
General [Abstract]
General	GENERAL
A.    GENERAL

Elbit Systems Ltd. (“Elbit Systems”) is an Israeli corporation that is approximately 43.95% owned by Federmann Enterprises Ltd. Elbit Systems’ shares are traded on the Nasdaq Global Select Market in the United States (“Nasdaq”) and on the Tel-Aviv Stock Exchange (“TASE”).

Elbit Systems and its subsidiaries (collectively the “Company”) are engaged mainly in the fields of defense, homeland security and commercial aviation. Elbit Systems' major wholly-owned subsidiaries are Elbit Systems of America, LLC (“ESA”), Elbit Systems Electro-Optics Elop Ltd. (“Elop”), Elbit Systems C4I and Cyber Ltd. (“C4I and Cyber”), Elbit Systems EW and SIGINT - Elisra Ltd. (“Elisra”), Elbit Systems Land Ltd. (“ELS”) and IMI Systems Ltd. (“IMI”).

The Company reports segment information in five segments. The Company’s segments are organized based on a combination of the nature of products and services offered, together with a organizational structure. (See Note 23). The Company’s five reportable segments are:

–Aerospace – mainly provides products and systems for airborne platforms, unmanned aerial solutions, precision guided munition (PGM) sensors, aerostructures, training and simulator systems, flight academy solutions, as well as commercial aviation systems.

–C4I and Cyber – mainly provides C4ISR systems, data links and radio communication systems and equipment, cyber intelligence solutions, autonomous solutions and homeland security solutions.
–Intelligence, Surveillance, Target Acquisition and Reconnaissance (ISTAR) and Electronic Warfare (EW) – mainly provides a wide range of electro-optic and laser systems and products and also provides a wide range of EW systems and SIGINT systems.
–Land – mainly provides land-based systems and products for armored and other military vehicles, artillery and mortar systems, munitions for land, air and sea applications including PGM, armored vehicle and other platforms’ survivability and protection systems.
–Elbit Systems of America (“ESA”) – mainly provides products and systems solutions principally to U.S. military, foreign military sales (FMS/FMF), homeland security (HLS), medical instrumentation and commercial aviation customers.

 B.    SALES TO GOVERNMENTAL AGENCIES

The Company derives a majority of its revenues from direct or indirect sales to governments or governmental agencies. As a result, these sales are subject to the special risks associated with sales to governments or governmental agencies. These risks include, among others, dependence on the resources allocated by governments to defense programs, changes in governmental priorities, anti-corruption regulations, changes in governmental regulations, cyber security and information assurance requirements and changes in governmental approvals regarding export licenses required for the Company’s products and for its suppliers. As for major customers, refer to Note 23B.
Note 1 -    GENERAL

C.    "SWORDS OF IRON" WAR

On October 7, 2023, Hamas terrorists infiltrated Israel’s southern border from the Gaza Strip and conducted a series of brutal attacks on civilian and military targets. Hamas and soon thereafter Hezbollah, operating from Lebanon, launched extensive rocket attacks on the Israeli population and industrial centers, including areas in which some of Elbit's facilities and employees were located. Following the October 7 attacks, the State of Israel declared a state of war, which it called “Swords of Iron”, commencing a military campaign in Gaza and, at a later stage, in Lebanon. Israel was also subject to missile and drone attacks by Iran and other terrorist organizations on different fronts, including the Houthi movement from Yemen and rebel militia groups in Syria. These attacks prompted military responses by Israel. In addition, the Houthi movement launched attacks on shipping in the Red Sea, resulting in widespread rerouting of cargo ships and some shipping companies ceasing shipments to Israel. The current situation is complex, with a temporary ceasefire agreed to between Israel and Lebanon at the end of November 2024 and a separate temporary ceasefire declared with Hamas in January 2025. The results of both ceasefires are uncertain.

Since the commencement of the war, Elbit Systems has experienced a material increased demand for its products and solutions from the Israel Ministry of Defense (IMOD) compared to the demand levels prior to the war. The Company has also increased its support to the IMOD, mainly through deliveries of its various systems and the dedicated efforts of its employees. At the same time, the Company and its subsidiaries around the world continued to conduct their business in international markets. During 2024, the Company was awarded contracts by the IMOD totaling over $5,000,000. Subject to further developments, which are difficult to predict, the IMOD’s increased demand for the Company’s products and solutions may continue and could generate material additional orders to the Company.

While the vast majority of the Company's facilities in Israel continue to operate uninterrupted, some of Elbit's operations have experienced disruptions due to supply chain and operational constraints, including among others due to the temporary evacuation of employees working at facilities subject to missile attack, significant employee call up for reserve duty, increase in transportation costs and delays due to factors such as the Houthi movement attacks on shipping in the Red Sea, material and component shortages, limitations imposed by some countries on exports to Israel and attacks on some of Elbit's global facilities by anti-Israeli organizations.

Elbit Systems has taken a number of steps to protect the safety and security of its employees in Israel and abroad, to support increased production, mitigate existing and potential supply chain disruptions and to maintain business continuity, including the relocation of certain production lines from facilities in evacuated areas to alternative facilities, recruitment of additional employees, increased monitoring of global supply chains to identify delays, shortages and bottlenecks, rescheduling deliveries to certain customers as necessary, and increased inventories. As of March 6, 2025, most relocated production lines have returned to their original locations, most employees evacuated from facilities subject to attacks have returned to their original locations and the percentage of employees called up for reserve duty has declined from approximately 5% on December 31, 2024 to approximately 4%. This rate could fluctuate depending on future developments.
The extent of the effects of the war on the Company's performance will depend on future developments that are difficult to predict at this time, including its duration and scope. We continue to monitor the situation closely.
Note 1 - GENERAL (Cont.)

D.     ACQUISITIONS AND INVESTMENTS

1.On February 29, 2024, the Company's subsidiary, Elbit Systems United Kingdom, sold its holdings in a wholly-owned subsidiary, Elite KL Ltd., for approximately $7,400. As a result the Company recognized a gain of approximately $92.

2.On April 1, 2023, ESA completed the acquisition of 100% of Pacific Electronics Enterprises Inc. ("PEE") for a purchase price of approximately $10,000. PEE is located in Huntington beach, California, and specializes in the overhaul and repair of a wide spectrum of avionic equipment (communication, navigation, radar) and ground-based electronic systems.

3.On April 1, 2022, the Company completed the acquisition of 100% of an Israeli affiliated company, Opgal Industries Ltd. previously held by the Company at 50%, for a purchase price of an amount of approximately $8,000.

4.On November 1, 2022 , the Company completed the acquisition of 100% of a Swiss company, for a purchase price of approximately $24,000, of which approximately $21,000 is contingent consideration, which may become payable on the occurrence of certain future events. As of December 31, 2024, the contingent consideration was approximately $20,600 (See Note 20).

5.On November 25, 2018, the Company completed the acquisition of 100% of the interests in an Israeli company, IMI Systems Ltd. and its subsidiaries (collectively: “IMI”), for a total nominal consideration of approximately $520,000 (approximately NIS 1,900 million). The consideration was comprised of the following: approximately $380,000 (approximately NIS 1,400 million) paid in cash, and approximately $24,000 (approximately NIS 90 million) as contingent consideration recorded at fair value subject to IMI achieving agreed performance goals. During 2024, the Company eliminated its contingent consideration and as a result recognized a gain of approximately $14,900 in general and administrative expenses.

Further to the acquisition agreement, the Company was entitled to premises evacuation compensation in the amount of approximately $365,000 (approximately NIS 1,365 million), upon the relocation of certain of IMI's facilities. During 2019, the Company sold the premises evacuation receivable for the amount of approximately $345,000 to an Israeli bank and accounted for the transaction as a true sale under ASC 860. The Company is still entitled to receive customer price index adjustments on the base premises evacuation receivable, which is recorded as a financial asset measured at fair value and as of December 31, 2024 amounted to approximately $42,600 (See Note 4 and Note 8).

During 2022, the Company sold IMI's holdings in 84.98%-owned subsidiary, Ashot Ashkelon Industries Ltd. (TASE: ASHO), for approximately $81,487. As a result the Company recognized a gain of approximately $7,053.